Consolidated Statements Of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES:
Net income	$ 1,059	$ 1,755	$ 2,032
Adjustments to net income:
Depreciation and amortization	1,178	1,049	1,001
(Gain) loss from sale of investments and impairment expense	1,313	57	(712)
(Gain) loss on disposal and impairment write-down - discontinued operations	(209)	150	(7)
Provision for deferred taxes	(418)	15	160
Contingencies	37	(122)	52
(Gain) loss on the extinguishment of debt	34	(6)	56
Undistributed gain from sale of equity method investment	(106)	0	0
Noncontrolling interest of discontinued operations	0	0	(4)
Other	(31)	(99)	127
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(98)	62	(451)
(Increase) decrease in inventory	10	(34)	(83)
(Increase) decrease in prepaid expenses and other current assets	430	137	(57)
Increase in other assets	(248)	(177)	(467)
Increase (decrease) in accounts payable and accrued liabilities	136	(308)	260
Increase in income taxes and other income tax payables, net	166	88	226
Increase (decrease) in other liabilities	257	(366)	32
Net cash provided by operating activities	3,510	2,201	2,165
INVESTING ACTIVITIES:
Capital expenditures	(2,310)	(2,520)	(2,850)
Acquisitions - net of cash acquired	(254)	0	(1,135)
Proceeds from the sale of businesses	595	2	1,328
Proceeds from the sale of assets	23	17	105
Sale of short-term investments	5,786	4,526	5,150
Purchase of short-term investments	(5,795)	(4,248)	(5,469)
(Increase) decrease in restricted cash	(104)	302	(295)
(Increase) decrease in debt service reserves and other assets	(56)	185	(100)
Affiliate advances and equity investments	(97)	(155)	(240)
Loan advances	0	0	(173)
Proceeds from loan repayments	132	0	0
Other investing	40	(26)	98
Net cash used in investing activities	(2,040)	(1,917)	(3,581)
FINANCING ACTIVITIES:
Issuance of common stock	1,567	0	0
Borrowings under the revolving credit facilities, net	78	11	298
Issuance of recourse debt	0	503	625
Issuance of non-recourse debt	1,940	1,997	2,158
Repayments of recourse debt	(914)	(154)	(1,037)
Repayments of non-recourse debt	(1,945)	(1,008)	(1,260)
Payments for deferred financing costs	(61)	(91)	(82)
Distributions to noncontrolling interests	(1,245)	(846)	(597)
Contributions from noncontrolling interests	0	190	410
Financed capital expenditures	(23)	(18)	(47)
Purchase of treasury stock	(99)	0	(143)
Other financing	(4)	26	37
Net cash (used in) provided by financing activities	(706)	610	362
Effect of exchange rate changes on cash	8	22	(96)
Total increase (decrease) in cash and cash equivalents	772	916	(1,150)
Cash and cash equivalents, beginning	1,780	864	2,014
Cash and cash equivalents, ending	2,552	1,780	864
SUPPLEMENTAL DISCLOSURES:
Cash payments for interest, net of amounts capitalized	1,462	1,395	1,615
Cash payments for income taxes, net of refunds	698	484	465
SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired in acquisition of subsidiary	0	0	1,097
Non-recourse debt assumed in acquisition of subsidiary	0	0	0
Liabilities extinguished due to sale of assets	0	0	0
Liabilities assumed in acquisition of subsidiary	0	0	49
Assets acquired in noncash asset exchange	42	111	18
Assets disposed of in noncash asset exchange	$ 0	$ 0	$ 4